EQUITY (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Atlantic security holding corporation treasury shares [Member]
Disclosure of equity [Line Items]
Number of shares outstanding	14,620,846	14,620,846	14,620,846
Treasury shares under share-based compensation plans [Member]
Disclosure of equity [Line Items]
Number of shares outstanding	260,548	276,011	277,436
Other treasuy shares [Member]
Disclosure of equity [Line Items]
Number of shares outstanding	1,880	5,151	17,255
Treasury shares [member]
Disclosure of equity [Line Items]
Number of shares outstanding	14,883,274	14,902,008	14,915,537